Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000007070 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007070 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000007070 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007070 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007070 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000007070 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000007070 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000007070 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000007070 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007070 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007070 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007071 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007071 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000007071 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000007071 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000007071 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000007071 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000007071 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000007071 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000007071 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007071 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007071 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.30%